Annual Total Returns- SmartRetirement Blend 2055 Fund (I Shares) [BarChart] - I Shares - SmartRetirement Blend 2055 Fund - Class I	2013	2014	2015	2016	2017	2018	2019	2020
Total	20.09%	6.85%	(1.30%)	8.59%	20.15%	(8.60%)	24.34%	12.93%